CONTRACTUAL TRANSMISSION ASSETS (Tables)	12 Months Ended
Dec. 31, 2022
CONTRACTUAL TRANSMISSION ASSETS
Schedule of movements in transmission concessions classified as contractual assets

	Furnas	Chesf	Eletronorte	CGT Eletrosul	Total
Balance as of December 31, 2020	22,044,369	14,477,124	10,092,792	4,774,239	51,388,524
Acquisition of investee control ¹	—	—	—	1,022,102	1,022,102
Construction revenue	764,804	519,125	116,786	135,125	1,535,840
Financial income	4,238,573	2,922,291	1,836,475	949,287	9,946,626
Regulatory remeasurements - Transmission	1,364,564	2,942,521	312,819	238,840	4,858,744
Write-offs²	—	—	(241,241)	(53,240)	(294,481)
Amortization	(3,917,892)	(2,732,905)	(1,510,376)	(781,214)	(8,942,387)

	Furnas	Chesf	Eletronorte	CGT Eletrosul	Total
Balance on December 31, 2021	24,494,418	18,128,156	10,607,255	6,285,139	59,514,968
Construction revenue	480,112	605,344	143,735	265,116	1,494,307
Financial income	3,252,503	2,403,532	1,399,382	845,839	7,901,256
Regulatory remeasurements - Transmission	19,874	228,155	21,890	95,259	365,178
Transfers	—	—	—	20,762	20,762
Amortization	(3,483,290)	(2,504,388)	(1,399,078)	(857,505)	(8,244,261)
Balance on December 31, 2022	24,763,617	18,860,799	10,773,184	6,654,610	61,052,210

¹ The merger refers to the acquisition of control of the investee Fronteira Oeste Transmissora de Energia S.A. by CGT Eletrosul, which occurred in May 2021; and

² The transmission concession agreement of the incorporated Amazonas GT was terminated, which was indemnified in the amount of R$239,300.

Schedule of estimated flow of receipt of RAPs related to RBSE

Eletrobras Companies	Approved RAP
Furnas	5,439,877
Chesf	4,230,451
Eletronorte	2,580,273
CGT Eletrosul	1,634,642
13,885,243

RBSE flow of receipts before and after the reprofiling, complementary recognition of KE, and Chesf's inspection

Cycles	CGT Eletrosul	Chesf	Eletronorte	Furnas	Total
23-24	479,922	2,571,964	1,129,435	4,213,298	8,394,619
24-25	479,922	2,571,964	1,129,435	4,213,298	8,394,619
25-26	479,922	2,571,964	1,129,435	4,213,298	8,394,619
26-27	479,922	2,571,964	1,129,435	4,213,298	8,394,619
27-28	479,922	2,571,964	1,129,435	4,213,298	8,394,619
Total	2,399,610	12,859,820	5,647,175	21,066,490	41,973,095